Proposed Merger	12 Months Ended
Dec. 31, 2025
EBP 005
Employee Benefit Plan Proposed Merger [Line Items]
Proposed Merger

8. PROPOSED MERGER

In May 2026, Dominion Energy entered into an Agreement and Plan of Merger (the Merger Agreement) with NextEra Energy, Inc. (NextEra Energy), WG Development Corp., a wholly owned subsidiary of NextEra Energy (Merger Sub Corp), and CS Holdco, LLC, a wholly owned subsidiary of NextEra Energy (LLC Sub). Pursuant to the Merger Agreement, Merger Sub Corp will merge with and into Dominion Energy, with Dominion Energy surviving as a wholly owned subsidiary of NextEra Energy, and immediately thereafter Dominion Energy will merge with and into LLC Sub, with LLC Sub surviving as a wholly owned subsidiary of NextEra Energy (collectively, the Mergers). Under the terms of the Merger Agreement, at the effective time of the first merger, each outstanding share of Dominion Energy common stock, other than shares to be cancelled as described in the Merger Agreement, will be converted into the right to receive (i) its pro rata share of an aggregate amount equal to $360 million in cash, without interest, and (ii) 0.8138 shares of NextEra Energy common stock. The completion of the Mergers is subject to customary closing conditions, including, among others, approval by Dominion Energy shareholders of the Merger Agreement and the applicable plan of merger, approval by NextEra Energy shareholders of the issuance of NextEra Energy common stock in connection with the Mergers, expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (HSR Act), receipt of specified regulatory approvals, including the obtaining by Dominion Energy and NextEra Energy of consents and approvals required under (i) the HSR Act, (ii) the Federal Energy Regulatory Commission, (iii) the U.S. Nuclear Regulatory Commission, (iv) the Virginia State Corporation Commission, (v) the North Carolina Utilities Commission and (vi) the Public Service Commission of South Carolina, approval for listing on the New York Stock Exchange of the NextEra Energy common stock to be issued in the Mergers, effectiveness of the registration statement on Form S-4, accuracy of the parties’ representations and warranties, compliance with covenants, and the absence of a material adverse effect on either Dominion Energy or NextEra Energy. Under the terms of the Merger Agreement, the Plan is required to be maintained without amendment for a period of two years following closing.